CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net Loss	$ (4,787,769)	$ (3,200,138)
Adjustments to reconcile net loss to net cash from operating activities:
Gain on sale of warehouse	0	(3,181,706)
Bad debt expense	0	4,852
Inventory reserve	0	211,014
Depreciation expense	23,801	73,611
Unrealized (gain) or loss on marketable equity securities	1,773	12,075
Stock-based compensation - shares	428,546	417,293
Stock based compensation - options	41,136	147,975
Compensation cost related to sale of common shares to related parties	0	340,000
Fair value of shares issued as commitment fee	0	250,000
Changes in operating assets and liabilities:
Accounts receivable	(1,541)	3,092
Inventories	26,258	(55,014)
Other receivable	(20,000)	20,407
Prepaid expenses	(390,859)	(13,075)
Deposit	(3,029)	(41,825)
Operating lease right-of-use asset	97,765	87,869
Accounts payable and accrued liabilities	(342,304)	272,841
Other current liabilities	(68,204)	42,345
Lease liabilities	(108,344)	(88,735)
Other liabilities	0	(12,335)
Net cash flows used in operating activities from continuing operations	(5,102,771)	(4,709,454)
Net cash flows provided by (used in) operating activities from discontinuing operations	0	52,700
Net cash used in operating activities	(5,102,771)	(4,656,754)
Cash flows from investing activities:
Purchase of property and equipment	(28,106)	(18,687)
Proceeds from sales of property	0	7,145,808
Capitalized software costs	(157,654)	0
Net cash flows provided by (used in) investing activities	(185,760)	7,127,121
Cash flows from financing activities:
Proceeds from sale of series B preferred stock, net	6,320,000	0
Series A preferred stock issued for cash	3,000,000	0
Proceeds from third party loan	0	350,000
Proceeds from related party loan	0	1,101,000
Repayment on related party loan	0	(2,101,000)
Repayment on third party loan	0	(350,000)
Common stock issued for placement agent	0	1,086,000
Common stock issued for private placement	822,502	1,290,000
Purchase of treasury stock	(494,389)	(669,906)
Net cash flows provided by financing activities	9,648,113	706,094
Effect of exchange rate	(13,942)	(15,397)
Net change in cash	4,345,640	3,161,064
Cash beginning of year	3,589,318	428,254
Cash end of year	7,934,958	3,589,318
Supplemental cash flow disclosure:
Cash paid for income taxes	3,807	0
Cash paid for interest	0	4,209
Supplemental disclosure of non-cash investing and financing activities:
Receiving discount upon issuance of redeemable series B preferred stock	680,000	0
Accretion of redeemable series B preferred stock discount	453,334	0
Conversion of series B preferred stock into Common Stock	$ 827,050	$ 0